Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Reconciliation of Consolidated Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
ASSETS
Cash and deposits in banks	$ 74,766,039	$ 52,505,097	$ 66,306,368
Investment in associates and joint arrangements	108,823	323,265	228,970
Property, Plant and Equipment	15,544,258	15,205,782	13,953,683
Intangible Assets	2,120,595	1,626,253	1,506,292
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Derivative Financial Instruments	17,293	12,149	17,911
Repo transactions		2,096,284	35,237
Other financial assets	2,999,584	3,355,507	2,036,966
Loans and other financing	179,166,463	195,864,678	162,864,366
Other debt securities	64,584,759	51,238,580	37,579,769
Financial assets delivered as guarantee	6,756,220	11,277,691	6,800,296
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
Other Non Financial Assets	985,435	2,174,196	2,161,137
Deferred Income Tax Assets		1,249
Non current assets held for sale	1,496,757	368,329	174,283
Total assets	351,232,991	338,069,866	295,027,566
LIABILITIES
Deposits	237,954,419	212,800,371	206,113,028
Provisions	1,056,624	1,026,017	617,268	$ 617,268
Subordinated Corporate Bonds	15,288,390	11,170,509	11,749,101
Liabilities at fair value through profit or loss		9,523
Derivative Financial Instruments	1,369	34,116
Repo Transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from the BCRA and other financial entities	2,998,010	1,733,524	479,907
Issued corporate bonds	6,377,311	6,957,379	3,104,030
Current Income Tax Liabilities	2,946,479	5,869,385	3,224,097
Deferred Income Tax Liabilities	2,341,456	1,875,636	2,917,369
Other non financial liabilities	5,875,117	5,279,810	5,830,128
Total Liabilities	290,322,157	266,318,272	247,738,555
Shareholder'Equity
Capital Stock	669,663	669,663	584,563
Additional paid-in capital	23,266,223	23,266,223	3,450,064
Adjustments to Shareholders'Equity	6,361,115	6,361,115	6,306,336
Earnings Reserved	41,999,214	37,626,956	26,504,779
Unappropriated Retained Earnings	(10,656,499)	(2,462,021)	9,935,020
Other Comprehensive Income / (loss)	(30,167)	40,856	121,075
Income for the fiscal year	(701,220)	5,938,807
Net Shareholders' attributable to the owners of the parent company	60,908,329	71,441,599	46,901,837
Net Shareholders' attributable to the non-controlling interests	2,505	309,995	387,174
Total Shareholder's equity	$ 60,910,834	71,751,594	47,289,011	$ 47,289,011
Previous BCRA Standards [member]
ASSETS
Cash and deposits in banks		34,267,560	36,089,156
Government and private securities		36,624,640	19,846,269
Loans		132,000,226	87,973,007
Other receivables from financial intermediation		13,000,735	5,313,607
Receivables from financial leases		587,486	370,152
Investment in associates and joint arrangements		128,845	11,352
Other receivables		2,068,724	1,277,081
Property, Plant and Equipment		1,622,184	1,460,092
Other assets		3,018,753	1,980,746
Intangible Assets		883,847	664,072
Items pending allocation		39,704	13,426
Total assets		224,242,704	154,998,960
LIABILITIES
Deposits		144,225,921	111,939,740
Other liabilities from financial intermediation		22,560,819	10,528,503
Other liabilities		5,838,839	3,482,907
Provisions		694,919	335,007
Subordinated Corporate Bonds		7,589,940	6,407,840
Items pending allocation		27,138	16,266
Minority interest in subsidiaries		174,581	182,799
Total Liabilities		181,112,157	132,893,062
Shareholder'Equity
Capital Stock		669,663	584,563
Additional paid-in capital		12,704,215	399,499
Adjustments to Shareholders'Equity		4,511	4,511
Earnings Reserved		20,363,386	14,384,820
Unappropriated Retained Earnings			6,732,505
Income for the fiscal year		9,388,772
Net Shareholders' attributable to the owners of the parent company		43,130,547	22,105,898
Total Shareholder's equity		43,130,547	22,105,898
Reclassifications [member]
ASSETS
Cash and deposits in banks		1,294,014	(102,997)
Government and private securities		(36,624,640)	(19,846,269)
Loans		(132,000,226)	(87,973,007)
Other receivables from financial intermediation		(13,000,735)	(5,313,607)
Receivables from financial leases		(587,486)	(370,152)
Investment in associates and joint arrangements		71,469	48,886
Other receivables		(2,068,724)	(1,277,081)
Property, Plant and Equipment		2,014,432	1,208,825
Other assets		(3,018,753)	(1,980,746)
Intangible Assets		(53,207)	(70,131)
Items pending allocation		(39,704)	(13,426)
Debt Securities at fair value through profit or loss		1,085,120	332,291
Derivative Financial Instruments		5,191	9,721
Repo transactions		1,419,808	19,124
Other financial assets		2,272,679	1,105,513
Loans and other financing		132,956,818	88,635,022
Other debt securities		34,719,499	20,381,467
Financial assets delivered as guarantee		7,638,352	3,690,694
Equity Instruments at fair value through profit or loss		246,343	325,505
Other Non Financial Assets		1,174,456	945,950
Non current assets held for sale		191,237	86,940
Total assets		(2,304,057)	(157,478)
LIABILITIES
Deposits		(96,744)	(76,935)
Other liabilities from financial intermediation		(22,560,819)	(10,528,503)
Other liabilities		(5,838,839)	(3,482,907)
Items pending allocation		(27,138)	(16,266)
Minority interest in subsidiaries		(174,581)	(182,799)
Liabilities at fair value through profit or loss		6,354
Derivative Financial Instruments		14,751
Repo Transactions		2,688,093	1,095,634
Other financial liabilities		10,561,203	6,341,674
Financing received from the BCRA and other financial entities		1,174,111	260,458
Issued corporate bonds		4,739,614	1,684,893
Current Income Tax Liabilities		3,975,320	1,749,800
Other non financial liabilities		3,060,037	2,814,674
Total Liabilities		(2,478,638)	(340,277)
Shareholder'Equity
Net Shareholders' attributable to the non-controlling interests		174,581	182,799
Total Shareholder's equity		174,581	182,799
Adjustments [member]
ASSETS
Investment in associates and joint arrangements		18,633	64,030
Property, Plant and Equipment		4,556,825	4,560,495
Intangible Assets		(2,618)	(7,026)
Debt Securities at fair value through profit or loss		908	190
Derivative Financial Instruments		3,037
Loans and other financing		(298,144)	(244,376)
Other debt securities		(15,734)	14,032
Equity Instruments at fair value through profit or loss		36,316	81,363
Other Non Financial Assets		64,785	52,757
Deferred Income Tax Assets		27,762
Non current assets held for sale		8,653	7,648
Total assets		4,400,423	4,529,113
LIABILITIES
Subordinated Corporate Bonds		(24,181)	(31,303)
Liabilities at fair value through profit or loss		96
Derivative Financial Instruments		8,356
Issued corporate bonds		(27,398)	(257)
Deferred Income Tax Liabilities		496,849	1,321,393
Other non financial liabilities		515,964	349,485
Total Liabilities		969,686	1,639,318
Shareholder'Equity
Additional paid-in capital		(275,754)
Unappropriated Retained Earnings		2,799,084	2,799,084
Other Comprehensive Income / (loss)		204,560	65,711
Income for the fiscal year		676,586
Net Shareholders' attributable to the owners of the parent company		3,404,476	2,864,795
Net Shareholders' attributable to the non-controlling interests		26,261	25,000
Total Shareholder's equity		3,430,737	2,889,795
Not Restated balance [member]
ASSETS
Cash and deposits in banks		35,561,574	35,986,159
Investment in associates and joint arrangements		218,947	124,268
Property, Plant and Equipment		8,193,441	7,229,412
Intangible Assets		828,022	586,915
Debt Securities at fair value through profit or loss		1,086,028	332,481
Derivative Financial Instruments		8,228	9,721
Repo transactions		1,419,808	19,124
Other financial assets		2,272,679	1,105,513
Loans and other financing		132,658,674	88,390,646
Other debt securities		34,703,765	20,395,499
Financial assets delivered as guarantee		7,638,352	3,690,694
Equity Instruments at fair value through profit or loss		282,659	406,868
Other Non Financial Assets		1,239,241	998,707
Deferred Income Tax Assets		27,762
Non current assets held for sale		199,890	94,588
Total assets		226,339,070	159,370,595
LIABILITIES
Deposits		144,129,177	111,862,805
Provisions		694,919	335,007
Subordinated Corporate Bonds		7,565,759	6,376,537
Liabilities at fair value through profit or loss		6,450
Derivative Financial Instruments		23,107
Repo Transactions		2,688,093	1,095,634
Other financial liabilities		10,561,203	6,341,674
Financing received from the BCRA and other financial entities		1,174,111	260,458
Issued corporate bonds		4,712,216	1,684,636
Current Income Tax Liabilities		3,975,320	1,749,800
Deferred Income Tax Liabilities		496,849	1,321,393
Other non financial liabilities		3,576,001	3,164,159
Total Liabilities		179,603,205	134,192,103
Shareholder'Equity
Capital Stock		669,663	584,563
Additional paid-in capital		12,428,461	399,499
Adjustments to Shareholders'Equity		4,511	4,511
Earnings Reserved		20,363,386	14,384,820
Unappropriated Retained Earnings		2,799,084	9,531,589
Other Comprehensive Income / (loss)		204,560	65,711
Income for the fiscal year		10,065,358
Net Shareholders' attributable to the owners of the parent company		46,535,023	24,970,693
Net Shareholders' attributable to the non-controlling interests		200,842	207,799
Total Shareholder's equity		46,735,865	25,178,492
Inflation adjustments [member]
ASSETS
Cash and deposits in banks		16,943,523	30,320,209
Investment in associates and joint arrangements		104,318	104,702
Property, Plant and Equipment		7,012,341	6,724,271
Intangible Assets		798,231	919,377
Debt Securities at fair value through profit or loss		517,444	280,132
Derivative Financial Instruments		3,921	8,190
Repo transactions		676,476	16,113
Other financial assets		1,082,828	931,453
Loans and other financing		63,206,004	74,473,720
Other debt securities		16,534,815	17,184,270
Financial assets delivered as guarantee		3,639,339	3,109,602
Equity Instruments at fair value through profit or loss		134,675	342,807
Other Non Financial Assets		934,955	1,162,430
Deferred Income Tax Assets		(26,513)
Non current assets held for sale		168,439	79,695
Total assets		111,730,796	135,656,971
LIABILITIES
Deposits		68,671,194	94,250,223
Provisions		331,098	282,261
Subordinated Corporate Bonds		3,604,750	5,372,564
Liabilities at fair value through profit or loss		3,073
Derivative Financial Instruments		11,009
Repo Transactions		1,280,758	923,129
Other financial liabilities		5,031,948	5,343,190
Financing received from the BCRA and other financial entities		559,413	219,449
Issued corporate bonds		2,245,163	1,419,394
Current Income Tax Liabilities		1,894,065	1,474,297
Deferred Income Tax Liabilities		1,378,787	1,595,976
Other non financial liabilities		1,703,809	2,665,969
Total Liabilities		86,715,067	113,546,452
Shareholder'Equity
Additional paid-in capital		10,837,762	3,050,565
Adjustments to Shareholders'Equity		6,356,604	6,301,825
Earnings Reserved		17,263,570	12,119,959
Unappropriated Retained Earnings		(5,261,105)	403,431
Other Comprehensive Income / (loss)		(163,704)	55,364
Income for the fiscal year		(4,126,551)
Net Shareholders' attributable to the owners of the parent company		24,906,576	21,931,144
Net Shareholders' attributable to the non-controlling interests		109,153	179,375
Total Shareholder's equity		25,015,729	22,110,519
IFRS [member]
ASSETS
Cash and deposits in banks		52,505,097	66,306,368
Investment in associates and joint arrangements		323,265	228,970
Property, Plant and Equipment		15,205,782	13,953,683
Intangible Assets		1,626,253	1,506,292
Debt Securities at fair value through profit or loss		1,603,472	612,613
Derivative Financial Instruments		12,149	17,911
Repo transactions		2,096,284	35,237
Other financial assets		3,355,507	2,036,966
Loans and other financing		195,864,678	162,864,366
Other debt securities		51,238,580	37,579,769
Financial assets delivered as guarantee		11,277,691	6,800,296
Equity Instruments at fair value through profit or loss		417,334	749,675
Other Non Financial Assets		2,174,196	2,161,137
Deferred Income Tax Assets		1,249
Non current assets held for sale		368,329	174,283
Total assets		338,069,866	295,027,566
LIABILITIES
Deposits		212,800,371	206,113,028
Provisions		1,026,017	617,268
Subordinated Corporate Bonds		11,170,509	11,749,101
Liabilities at fair value through profit or loss		9,523
Derivative Financial Instruments		34,116
Repo Transactions		3,968,851	2,018,763
Other financial liabilities		15,593,151	11,684,864
Financing received from the BCRA and other financial entities		1,733,524	479,907
Issued corporate bonds		6,957,379	3,104,030
Current Income Tax Liabilities		5,869,385	3,224,097
Deferred Income Tax Liabilities		1,875,636	2,917,369
Other non financial liabilities		5,279,810	5,830,128
Total Liabilities		266,318,272	247,738,555
Shareholder'Equity
Capital Stock		669,663	584,563
Additional paid-in capital		23,266,223	3,450,064
Adjustments to Shareholders'Equity		6,361,115	6,306,336
Earnings Reserved		37,626,956	26,504,779
Unappropriated Retained Earnings		(2,462,021)	9,935,020
Other Comprehensive Income / (loss)		40,856	121,075
Income for the fiscal year		5,938,807
Net Shareholders' attributable to the owners of the parent company		71,441,599	46,901,837
Net Shareholders' attributable to the non-controlling interests		309,995	387,174
Total Shareholder's equity		$ 71,751,594	$ 47,289,011